ACQUISITIONS - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ 16,898,471	$ 16,777,532	$ 17,226,828
EVO Payments, Inc
Business Acquisition [Line Items]
Cash and cash equivalents		324,859
Accounts receivable		51,470
Settlement processing assets		134,712
Deferred income tax assets		1,734
Property and equipment		72,100
Identifiable intangible assets		1,478,995
Other assets		148,567
Accounts payable and accrued liabilities		(289,360)
Settlement lines of credit		(7,587)
Settlement processing obligations		(163,535)
Deferred income tax liabilities		(253,221)
Other liabilities		(61,207)
Total identifiable net assets		1,437,527
Redeemable noncontrolling interests		(471,119)
Goodwill		3,303,212
Total purchase consideration		$ 4,269,620